Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Noncurrent Assets [abstract]
Net defined benefit plan surpluses	$ 128	$ 85
Cash surrender value of life insurance policies	334	320
Deferred commissions	105	82
Other financial assets	198	98
Other non-current assets	23	26
Total other non-current assets	$ 788	$ 611